PROVISION FOR FLOW THROUGH SHARE ISSUANCES (Details Narrative) - USD ($)	Jan. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Provision For Flow Through Share Issuances
Provision for tax and related obligations	$ 227,140	$ 233,285	$ 216,924